Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Regulatory Assets and Liabilities
Note 5 - Regulatory Assets and Liabilities
Southwest is subject to the regulation of the Arizona Corporation Commission (“ACC”), the Public Utilities Commission of Nevada (“PUCN”), the California Public Utilities Commission (“CPUC”), and the FERC. Questar Pipelines is subject to the regulation of the FERC. Accounting policies of both entities conform to U.S. GAAP applicable to rate-regulated entities and reflect the effects of the ratemaking process. Accounting treatment for rate-regulated entities allows for deferral as regulatory assets, costs that otherwise would be expensed, if it is probable that future recovery from customers will occur. If rate recovery is no longer probable, due to competition or the actions of regulators, the related regulatory asset is required to be written off. Regulatory liabilities are recorded if it is probable that revenues will be reduced for amounts that will be refunded to customers through the ratemaking process. Management records regulatory assets and liabilities based on decisions of the commissions noted above, including the issuance of regulatory orders and precedents established by these commissions. The regulated operations have generally been successful in seeking recovery of regulatory assets, and regularly file rate cases or other administrative filings in the various jurisdictions, in some cases, to establish the basis for recovering regulatory assets reflected in accounting records.
The following table represents existing regulatory assets and liabilities:

	December 31,
	2021	2020	2021	2020
(Thousands of dollars)	Southwest Gas Holdings*		Southwest Gas Corporation
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$339,356	$427,550	$339,356	$427,550
Deferred purchased gas costs (2)	291,145	2,053	291,145	2,053
Settled interest rate hedges (3)	31,278	—	—	—
Accrued purchased gas costs (4)	51,631	29,000	51,631	29,000
Unamortized premium on reacquired debt (5)	16,283	17,124	16,283	17,124
Accrued absence time (9)	16,975	15,565	16,975	15,565
Margin, interest- and tax-tracking (10)	22,709	4,759	22,709	4,759
Other (12)	62,233	45,596	60,798	45,596
	831,610	541,647	798,897	541,647
Regulatory liabilities:
Deferred purchased gas costs (2)	(5,736)	(54,636)	—	(54,636)
Accumulated removal costs (6)	(482,558)	(404,000)	(424,000)	(404,000)
Unamortized gain on reacquired debt (7)	(7,108)	(7,644)	(7,108)	(7,644)
Regulatory excess deferred/other taxes and gross-up (8)	(511,567)	(461,023)	(446,333)	(461,023)
Margin, interest- and property tax-tracking (10)	(8,523)	(17,132)	(8,523)	(17,132)
Unrecognized other postretirement benefit costs (11)	(17,815)	—	—	—
Other (12)	(10,321)	(3,503)	(8,573)	(3,503)
Net regulatory liabilities	$(212,018)	$(406,291)	$(95,640)	$(406,291)
*Southwest Gas Holdings, Inc. includes the regulatory assets and liabilities acquired as part of the Questar acquisition.
(1)Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 11 - Pension and Other Postretirement Benefits).
(2)Balance recovered or refunded on an ongoing basis with interest.
(3)Reflects Questar Pipelines interest rate cash flow hedges entered into in association with the issuance of the $180 million principal balance 4.875% unsecured senior notes due in 2041 that are amortized to interest expense over the life of this debt instrument. The current portion is included in Prepaid and other current assets and the long-term portion is included in Deferred charges and other assets on the Company's December 31, 2021 Consolidated Balance Sheet.
(4)Included in Prepaid and other current assets on the Consolidated Balance Sheets. Balance recovered or refunded on an ongoing basis.
(5)Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. In 2021, substantially all incremental amounts relating to Questar Pipelines is also included in Other deferred credits and other long-term liabilities, except $2 million which is included in Other current liabilities on the Company’s Consolidated Balance Sheet.
(7)Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. Amortized over life of debt instruments.
(8)Includes remeasurement/reduction of the net accumulated deferred income tax liability from U.S. tax reform. The reduction (excess accumulated deferred taxes, or “EADIT”) became a regulatory liability with tax gross-up. EADIT reduces rate base, and is expected to be returned to utility customers in accordance with IRS and regulatory requirements. Included generally, in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets, except for $29 million in 2021 which is in Other current liabilities. Amount also includes difference in current taxes required to be returned to customers and a separate $2.6 million gross-up related to contributions in aid of construction.
(9)Regulatory recovery occurs on a one-year lag basis through the labor loading process. Included in Prepaid and other current assets on the Consolidated Balance Sheets.
(10)Margin tracking/decoupling mechanisms are alternative revenue programs; revenue associated with under-collections (for the difference between authorized margin levels and amounts billed to customers through rates currently) is recognized as revenue so long as recovery is expected to take place within 24 months. Total category asset balances are included in Prepaid and other current assets and Deferred charges and other assets on the Consolidated Balance Sheets. Total category liability balances are included in Other current liabilities and Other deferred credits and other long-term liabilities.
(11)Reflects a regulatory liability for Questar Pipelines for the collection of postretirement benefit costs allowed in rates in excess of expenses incurred. Included in Other deferred credits and other long-term liabilities on the Company’s December 31, 2021 Consolidated Balance Sheet.
(12)The following tables detail the components of Other regulatory assets and liabilities. Other regulatory assets are included in either Prepaid and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets (as indicated). Recovery periods vary. Other regulatory liabilities are included in either Other current liabilities or Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets (as indicated).

	December 31,
	2021	2020	2021	2020
(Thousands of dollars)	Southwest Gas Holdings		Southwest Gas Corporation
Other Regulatory Assets:
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$15,239	$11,527	$15,239	$11,527
Infrastructure replacement programs and similar (b) (e)	6,545	7,731	6,545	7,731
Environmental compliance programs (c) (e)	6,807	5,235	6,807	5,235
Pension tracking mechanism (b)	10,281	3,075	10,281	3,075
Other (d)	23,361	18,028	21,926	18,028
	$62,233	$45,596	$60,798	$45,596
a)Included in Prepaid and other current assets on the Consolidated Balance Sheets.
b)Included in Deferred charges and other assets on the Consolidated Balance Sheets.
c)In 2021, approximately $5.8 million of these balances included in Prepaid and other current assets and $1 million included in Deferred charges and other assets on the Consolidated Balance Sheets. In 2020, approximately $4.2 million included in Prepaid and other current assets and $998,000 included in Deferred charges and other assets on the Consolidated Balance Sheets.
d)In 2021, for Southwest Gas Corporation, $6.7 million included in Prepaid and other current assets and $15.2 million included in Deferred charges and other assets on the Consolidated Balance Sheets. For the Company in 2021, $7.7 million included in Prepaid and other current assets and $15.6 million included in Deferred charges and other assets on the Consolidated Balance Sheets. In 2020, $3.6 million included in Prepaid and other current assets and $14.4 million included in Deferred charges and other assets on the Consolidated Balance Sheets.
e)Balance recovered or refunded on an ongoing basis, generally with interest.

	December 31,
	2021	2020	2021	2020
(Thousands of dollars)	Southwest Gas Holdings		Southwest Gas Corporation
Other Regulatory Liabilities:
State mandated public purpose programs (including low income and conservation programs) (a) (c)	$(1,886)	$(834)	$(1,886)	$(834)
Environmental compliance programs (c) (d)	(4,182)	(405)	(4,182)	(405)
Other (b) (c)	(4,253)	(2,264)	(2,505)	(2,264)
	$(10,321)	$(3,503)	$(8,573)	$(3,503)
a)Included in Other current liabilities on the Consolidated Balance Sheets.
b)Included in Other deferred credits and other long-term liabilities, except $13,000 which is included included in Other current liabilities on the Consolidated Balance Sheets.
c)Balance typically recovered or refunded on an ongoing basis, generally with interest.
d)In 2021 and 2020, included in Other current liabilities on the Consolidated Balance Sheets.